Label	Element	Value
Institutional Shares | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	39.10%
Institutional Shares | Schwab U.S. TIPS ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.10%
Institutional Shares | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Shares | VanEck Emerging Markets High Yield Bond ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Shares | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Institutional Shares | JPMorgan U.S. Government Money Market Fund
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Institutional Shares | Domestic Fixed Income Funds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.20%
Institutional Shares | Emerging Markets Fixed Income Funds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Institutional Shares | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%